Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ 1,242,318	$ (281,542)	$ (3,647,353)	$ (377,756)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense	638,099	78,629	282,795	1,073
Non-cash lease expense	83,211	87,351	124,542	15,241
Impairment loss on goodwill			5,594,692
Loss from conversion of related party loan			199,030
Changes in operating assets and liabilities
Accounts receivable	494,352	(121,170)	(2,311,261)	7,512
Inventories	(206,348)	(92,804)	(28,659)	206,785
Prepayments and other current assets	(1,956,481)	(139,492)	(74,427)	2,854
Deposits paid	(1,198,351)		(635,902)
Accounts payable	66,530	87,045	199,520
Customer advances	(48,514)	8,498	549,051
Accrued liabilities	373,916	25,627	740,652	(1,702)
Income tax payable	(103,180)		298,039
Operating lease obligations	(97,752)	(15,743)	(54,454)	(27,653)
Net cash used in operating activities	(712,200)	(363,601)	1,236,265	(173,646)
Cash flows from investing activities
Advance to related parties	(3,136,194)	(12,099)	(936,192)
Purchase of intangible asset	(23,488)
Proceeds from acquisition of subsidiary		7,672	7,672
Repayment of advance to related parties	3,642,059	168	46,388
Purchase of property and equipment	(119,446)	(56,852)	(65,899)
Net cash provided by (used in) investing activities	362,931	(61,111)	(948,031)
Cash flows from financing activities
Repayments to related parties	(1,622,380)	(194,902)	(920,457)
Borrowings from related parties	1,867,770	561,107	571,453	182,306
Borrowings from and repayments to bank loans, net	(33,112)	99,981
Borrowings from a third party			108,721
Proceeds from bank borrowings, net			131,915
Net cash provided by financing activities	212,278	466,186	(108,368)	182,306
Effect of exchange rate changes on cash and cash equivalents	37,343	(56,514)	31,834	(522)
Net changes in cash and cash equivalents	(99,648)	(15,040)	211,700	8,138
Cash and cash equivalents–beginning of the period	249,837	38,137	38,137	29,999
Cash and cash equivalents–end of the period	150,189	23,097	249,837	38,137
Supplementary cash flow information:
Interest paid	13,814	10,201	14,325	11
Interest received			761	206
Income taxes paid	446,755			82
Non-cash investing and financing activities
Expenses paid by related parties on behalf of the Company	532,912	277,081	498,549
Operating lease right-of-use assets obtained in exchange for operating lease obligations	307,550	172,022	256,804
Shares issued for acquisition of subsidiary			9,773,989
Related party loan settled with issuance of shares			$ 769,119
Remeasurement of operating lease obligation and right-of-use asset due to lease termination	40,888
Shares payable for acquisition of subsidiary		$ 9,773,989